Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (602,898)	$ (84,916)	¥ (513,475)	¥ (351,126)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries | ¥			(8,715)	(2,009)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (522,190)	¥ (353,135)
Denominator:
Weighted average number of ordinary shares outstanding	1,472,615,281	1,472,615,281	1,443,682,305	1,430,052,602
Losses per share-basic | ¥ / shares			¥ (0.3617)	¥ (0.2469)
Weighted Average Number of Shares Outstanding, Basic	1,472,615,281	1,472,615,281	1,443,682,305	1,430,052,602
Weighted Average Number of Shares Outstanding, Diluted	1,472,615,281	1,472,615,281	1,443,682,305	1,430,052,602
Losses per share-diluted | ¥ / shares			¥ (0.3619)	¥ (0.2469)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (522,190)	¥ (353,135)
Dilution effect arising from share-based awards issued by subsidiaries | ¥			(291)
Net loss attributable to ordinary shareholders | ¥			¥ (522,481)	¥ (353,135)
ADS
Denominator:
Weighted average number of ordinary shares outstanding			28,873,646	28,601,052
Losses per share-basic | ¥ / shares			¥ (18.0854)	¥ (12.3469)
Weighted Average Number of Shares Outstanding, Basic			28,873,646	28,601,052
Weighted Average Number of Shares Outstanding, Diluted			28,873,646	28,601,052
Losses per share-diluted | ¥ / shares			¥ (18.0954)	¥ (12.3469)
Common Class A [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (197,770)	$ (27,855)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(35)	(5)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (197,805)	$ (27,860)
Denominator:
Weighted average number of ordinary shares outstanding	483,066,304	483,066,304
Losses per share-basic | (per share)	¥ (0.4095)	$ (0.0577)
Weighted Average Number of Shares Outstanding, Basic	483,066,304	483,066,304
Conversion of Class B into Class A ordinary shares	989,548,977	989,548,977
Weighted Average Number of Shares Outstanding, Diluted	1,472,615,281	1,472,615,281
Losses per share-diluted | (per share)	¥ (0.41)	$ (0.0577)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (197,805)	$ (27,860)
Dilution effect arising from share-based awards issued by subsidiaries	(229)	(32)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	(405,670)	(57,137)
Net loss attributable to ordinary shareholders	¥ (603,704)	$ (85,029)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	29,452,306	29,452,306
Losses per share-basic | (per share)	¥ (20.474)	$ (2.8837)
Weighted Average Number of Shares Outstanding, Basic	29,452,306	29,452,306
Weighted Average Number of Shares Outstanding, Diluted	29,452,306	29,452,306
Losses per share-diluted | (per share)	¥ (20.4977)	$ (2.887)
Common Class B [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (405,128)	$ (57,061)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(72)	(10)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (405,200)	$ (57,071)
Denominator:
Weighted average number of ordinary shares outstanding	989,548,977	989,548,977
Losses per share-basic | (per share)	¥ (0.4095)	$ (0.0577)
Weighted Average Number of Shares Outstanding, Basic	989,548,977	989,548,977
Weighted Average Number of Shares Outstanding, Diluted	989,548,977	989,548,977
Losses per share-diluted | (per share)	¥ (0.41)	$ (0.0577)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (405,200)	$ (57,071)
Dilution effect arising from share-based awards issued by subsidiaries	(470)	(66)
Net loss attributable to ordinary shareholders	¥ (405,670)	$ (57,137)